Fair Value Measurements - Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs at their Measurement Dates (Details)			12 Months Ended
	Nov. 14, 2024	Nov. 13, 2024	Dec. 31, 2024
Stock Price [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	$10.80	$10.79	$11.48
Expected Redemption Price [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	$11.10	$11.10	$11.13
Volatility [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	9.84%	9.72%	6.70%
Term [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	0.95	0.95	$0.81
Risk-free rate [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	4.42%	4.38%	4.19%
Probability of Business Combination Close [Member]
Schedule of Information Regarding the Level 3 Fair Value Measurement Inputs Measurement Dates [Line Items]
Fair value measurement inputs	85%	85%	$85%